Customer Concentration	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Customer Concentration

14. Customer and Supplier Concentration

Significant dealers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases.

During the year ended December 31, 2024, three individual customers had sales of over 10% of our total sales and represented 40% of total sales. During the year ended December 31, 2023, one individual dealer had sales of over 10% of our total sales and represented 10% of total sales.

The Company is dependent on third-party equipment manufacturers, distributors, and dealers for certain parts and materials utilized in the manufacturing process. During the year ended December 31, 2024, the Company purchased a substantial portion of engines and other materials from five vendors. Total purchases from these vendors were $5,324,494. During the year ended December 31, 2023, the Company purchased all engines from three vendors for its boats under supplier agreements. Total purchases from these vendors were $9,252,915. The Company believes there are other suppliers that could be substituted should the supplier become unavailable or non-competitive.

Twin Vee Powercarsco [Member]
Customer Concentration

12. Customer Concentration

Significant dealers are those that account for greater than 10% of the Company’s revenues and purchases.

During the three months ended September 30, 2025, four individual dealers each represented over 10% of the Company’s total sales and together represented 83% of total sales. During the three months ended September 30, 2024, four individual dealers represented over 10% of the Company’s total sales and together represented 67% of total sales.

During the nine months ended September 30, 2025, four individual dealers each represented over 10% of the Company’s total sales and together represented 74% of total sales. During the nine months ended September 30, 2024, three individual dealers represented over 10% of the Company’s total sales and together represented 38% of total sales.